EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	R$ (2,166.2)	R$ (1,954.6)
Total	(1,982.8)	(2,166.2)	R$ (1,954.6)
Effect Of Assets Ceiling [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation at January 1	70.5	57.3	56.6
Effect of subsidiary sale (i)	(36.0)
Interest income/(expenses)	3.6	4.2	4.9
Change in asset ceiling excluding amounts included in interest income/(expenses)	5.6	(6.3)	(0.1)
Effects of exchange differences	(7.3)	15.3	(4.1)
Other	(6.4)
Total	R$ 30.0	R$ 70.5	R$ 57.3